Short-term borrowings (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
Short-Term Debt [Line Items]
Short term borrowings	$ 1,159,107	$ 1,500,000	$ 1,970,000
Remaining borrowings	$ 1,159,107	$ 1,500,000	$ 1,650,000		$ 320,000
Short Term Bank Loans And Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	3.00%	3.00%
Other Short Term Borrowings [Member]
Short-Term Debt [Line Items]
Interest rate	1.00%	1.00%	1.00%